PRINCIPAL ACCOUNTING POLICIES - Statutory reserves (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
China
Statutory reserves disclosures
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%
Appropriations to statutory reserves	¥ 100	¥ 146	¥ 69
Taiwan
Statutory reserves disclosures
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)	10.00%